S000058704 [Member] Investment Objectives and Goals - AB Impact Municipal Income Shares	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Impact Municipal Income Shares
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Fund is to earn the highest level of current income, exempt from federal taxation, that is available consistent with what the Adviser considers to be an appropriate level of risk.